Stockholders' Equity - Summary of Capital Stock (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Class 1 Common Stock [Member]
Class Of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock voting rights	10 votes for each share	10 votes for each share
Class 2 Common Stock [Member]
Class Of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock voting rights	1 vote for each share	1 vote for each share
Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	10,000,000	10,000,000
Convertible preferred stock voting rights	N/A	N/A